Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Summary of trade and other receivables	Trade and other receivables

(in €‘000)	December 31, 2023	December 31, 2022
Trade receivables – gross	47,228	42,670
Loss allowance	—	—
Trade receivables – net	47,228	42,670
VAT receivables	6,166	2,459
Other receivables	2,285	1,517
Receivables from related parties	9	194
Government grants receivables	355	395
Total	56,043	47,235

Schedule of movements in loss allowance
The movements in the loss allowance for the years ended December 31, 2023 and 2022 have been as follows:

	Trade receivables
(in €‘000)	2023	2022
Opening balance loss allowance at the beginning of the year	—	1
Additions to loss allowance	—	—
Receivables written off during the year as uncollectible	—	—
Unused amount reversed during the year	—	(1)
Closing balance loss allowance at the end of the year	—	—